Business Combinations - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	6 Months Ended		7 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 13, 2023
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Goodwill	$ 45,545		$ 45,545	$ 46,924
Measurement period adjustment, Goodwill	1,228	$ 0
Gravitas Education Holdings, Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents	16,138		16,138		$ 16,138
Measurement period adjustment, Cash and cash equivalents			0
Accounts receivable, net	1,464		1,464		1,464
Measurement period adjustment, Accounts receivable, net			0
Prepaid expenses and other current assets	2,130		2,130		902
Measurement period adjustment, prepaid expenses and other current assets			1,228
Current tax assets	282		282		282
Measurement period adjustment, Current tax assets			0
Amounts due from related parties	46		46		46
Measurement period adjustment, adjustment, amounts due from related parties			0
Inventories	141		141		141
Measurement period adjustment, Inventories			0
Operating lease right-of-use assets	4,860		4,860		5,398
Measurement period adjustment, Operating lease, right-of-use assets			(538)
Property and equipment, net	4,773		4,773		4,773
Measurement period adjustment, Property and equipment, net			0
Other non-current assets	2,226		2,226		2,226
Measurement period adjustment, Other non-current assets			0
Intangible assets	7,750		7,750		7,750
Measurement period adjustment, Intangible assets			0
Total Assets	39,810		39,810		39,121
Measurement period adjustment, Total Assets			690
Accrued expenses and other current liabilities	(5,604)		(5,604)		(5,496)
Measurement period adjustment, Accrued expenses and other current liabilities			(108)
Operating lease liabilities - current	(2,903)		(2,903)		(2,903)
Measurement period adjustment, Operating Lease, Liability, Current			0
Operating lease liabilities - non-current	(1,957)		(1,957)		(2,603)
Measurement period adjustment, Operating Lease, Liability, Noncurrent			646
Contract liabilities - current	(1,730)		(1,730)		(1,730)
Measurement period adjustment, Contract liabilities - current			0
Income tax payable	(382)		(382)		(382)
Measurement period adjustment, Income tax payable			0
Other non-current liabilities	(3,977)		(3,977)		(3,977)
Measurement period adjustment, Other non-current liabilities			0
Deferred tax liability	(1,317)		(1,317)		(1,317)
Measurement period adjustment, Deferred tax liability			0
Total Liabilities	(17,870)		(17,870)		(18,408)
Measurement period adjustment, Total Liabilities			538
Total identifiable net assets at fair value	21,940		21,940		20,713
Measurement period adjustment, Total identifiable net assets at fair value			1,228
Goodwill	2,764		2,764		3,991
Measurement period adjustment, Goodwill			(1,228)
Non-controlling interest	(1,855)		(1,855)		(1,855)
Measurement period adjustment, Non-controlling Interest			0
Purchase consideration transferred	$ 22,849		22,849		$ 22,849
Measurement period adjustment, Purchase consideration transferred			$ 0